ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2019
Assets And Liabilities Classified As Held For Sale [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE
During the year ended December 31, 2019, Brookfield Infrastructure agreed to sell its interest in a Texas electricity transmission business and a Colombian regulated distribution business. As a result, the assets and liabilities of these businesses have been classified as held for sale as at December 31, 2019.
The major classes of assets and liabilities of the businesses classified as held for sale are as follows:

US$ MILLIONS	December 31, 2019
Assets
Cash and cash equivalents	$13
Accounts receivable and other current assets	56
Current assets	69
Property, plant and equipment	680
Investments in associates and joint ventures	38
Intangible assets and other non-current assets	10
Total assets classified as held for sale	797

Liabilities
Accounts payable and other liabilities	260
Non-recourse borrowings	167
Total liabilities associated with assets held for sale	427
Net assets classified as held for sale(1)	$370

(1)
On December 30, 2019, Brookfield Infrastructure, acquired an effective 9% interest in Genesee & Wyoming Inc, a North American rail infrastructure business. For further details, see Note 7 Acquisition of Businesses. Concurrent with the acquisition, Brookfield Infrastructure entered into a share purchase agreement to sell the Australian portion of its operation. As at December 31, 2019, net assets of $691 million relating to the Australian portion of its operation are classified as held for sale. Account balances have been excluded from the table above.

On January 14, 2020, Brookfield Infrastructure sold its 17% interest in its Colombian regulated distribution operation for total consideration of approximately $90 million.
On February 15, 2020, Brookfield Infrastructure completed the sale of the Australian portion of its North American rail infrastructure business for no gain or loss.